Provisions for Dividends and Other Liabilities - Summary of Provisions for Dividends and Other Liabilities (Detail) - USD ($) $ in Millions	12 Months Ended
	Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2018
Charge/(credit) for the year:
Dividends paid	$ (6,876)	$ (11,395)	$ (5,220)
Current	2,810	2,175
Non-current	11,185	8,928
Provision for dividends and other liabilities [member]
Disclosure of other provisions [line items]
At the beginning of the financial year	501	944
Dividends determined	7,234	11,302
Charge/(credit) for the year:
Underlying	1,027	372
Discounting	3	10
Exchange variations	(356)	101
Released during the year	(94)	(391)
Utilisation	(99)	(338)
Dividends paid	(6,876)	(11,395)
Transfers and other movements	(100)	(104)
At the end of the financial year	1,240	501	$ 944
Current	258	220
Non-current	$ 982	$ 281